INCOME TAX AND DEFERRED TAX ASSETS (Detail Textuals)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019	Dec. 31, 2020 USD ($)	Oct. 28, 2020
Income Tax And Deferred Tax Assets [Line Items]
Rate of corporation tax				19.00%
Statutory income tax rate	25.00%	25.00%
Period for statute of limitations due to computation errors	3 years
Period for statute of limitations under special circumstances	5 years
Maximum amount of underpayment of tax liability	¥ 100,000		$ 15,300
Period for statute of limitations if tax liability exceeds RMB100,000	10 years
PRC tax Jurisdiction
Income Tax And Deferred Tax Assets [Line Items]
Examination Period	5 years
Hong Kong
Income Tax And Deferred Tax Assets [Line Items]
Uniform tax rate	16.50%
China
Income Tax And Deferred Tax Assets [Line Items]
Uniform tax rate	25.00%
China | Income tax less than RMB 1 million
Income Tax And Deferred Tax Assets [Line Items]
Uniform tax rate	5.00%
China | Income tax less than RMB 1 million to RMB 3 million
Income Tax And Deferred Tax Assets [Line Items]
Uniform tax rate	10.00%